UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	David J. Breazzano
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano	Wellesley, MA	May 15, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	196,994

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT		OTHR		VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


ALARIS MED INC	COM	011637105	85	30,000	SH		SOLE		30,000
ALDERWOODS GROUP INC	COM	014383103	3,475	390,446	SH		SOLE		390,446
AMAZON COM INC	COM	023135106	393	27,500	SH		SOLE		27,500
AMAZON COM INC	NOTE 4.750%
	2/0	023135AF3	463	750	SH		SOLE		750
AVAYA INC	NOTE 10/3	053499AA7	2,050	5,000	SH		SOLE		5,000
BOYD GAMING CORP	COM	103304101	1,053	70,000	SH		SOLE		70,000
BURNHAM PAC PPTYS INC	COM	12232C108	25	15,000	SH		SOLE		15,000
CARRIAGE SVCS INC	COM	143905107	354	70,000	SH		SOLE		70,000
CONSECO INC	COM	208464107	181	50,000	SH		SOLE		50,000
CORNING INC	COM	219350105	76	10,000	SH		SOLE		10,000
E TRADE GROUP INC 	COM	269246104	94	10,000	SH		SOLE		10,000
FRONTIER AIRLINES INC	COM	359065109	4,030	220,003	SH		SOLE		220,003
FUSION MED TECHNOLOGIES	COM	361128101	392	40,000	SH		SOLE		40,000
GILAT SATELLITE NETWORKS	NOTE 4.250%
LTD	3/1	375255AE6	1,584	4,800	SH		SOLE		4,800
HAWAIIAN AIRLS INC NEW	COM	419849104	92	30,000	SH		SOLE		30,000
HOLLYWOOD CASINO CORP	COM	436132203	742	45,000	SH		SOLE		45,000
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	16,738	45,405	SH		SOLE		45,405
KINDRED HEALTHCARE INC	COM	494580103	306	7,567	SH		SOLE		7,567
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	142	40,000	SH		SOLE		40,000
LEVEL 3 COMMUNICATIONS INC	PUT	52729N950	520	1,000	SH		SOLE		1,000
METRETEK TECHNOLOGIES INC	COM 	59159Q107	347	600,000	SH		SOLE		600,000
PTEK HLDGS INC	COM	69366M104	3,082	751,660	SH		SOLE		751,660
PENN TRAFFIC CO	COM NEW	707832200	38,981	4,460,104	SH		SOLE		4,460,104
PREMIERE TECHNOLOGIES INE	NOTE 5.750%
	7/0	74058FAC6	23,431	27,750	SH		SOLE		27,750
RANK GROUP PLC	SPONSORED
	ADR	753037100	167	40,000	SH		SOLE		40,000
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	5,250	10,000	SH		SOLE		10,000
SCIENTIFIC GAMES CORP	CL A	80874P109	167	20,000	SH		SOLE		20,000
SEPRACOR INC	SDCV 5.00%
	2/1	817315AL8	461	750	SH		SOLE		750
TVX GOLD INC	COM NEW	87308K200	835	1,545,707	SH		SOLE		1,545,707
TENNECO AUTOMOTIVE INC	COM	880349105	240	60,000	SH		SOLE		60,000
TRIKON TECHNOLOGIES INC	COM NEW	896187408	2,711	184,700	SH		SOLE		184,700
VENTAS INC	COM	92276F100	127	10,000	SH		SOLE		10,000
WESTPOINT STEVENS INC	COM	961238102	88,400	40,000	SH		SOLE		40,000
GRAND TOTAL	196,994	8,863,142	8,863,142
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